November 5, 2018

Via EDGAR System

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC  20549

Re:            EntrepreneurShares Series Trust
File Nos. 333-168040 and 811-22436
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of EntrepreneurShares Series Trust (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.            that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 32 to Form N‑1A Registration Statement filed by the Company on October 30, 2018, which became effective on October 31, 2018.

2.            that the text of Post-Effective Amendment No. 32 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on
 October 30, 2018.

Very truly yours,

ENTREPRENEURSHARES SERIES TRUST

By: /s/ Joel Shulman
            Joel Shulman
Vice President – Strategy & Investment